COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of future minimum operating lease payments

As of June 30, (unaudited)

2022	359
2023	677
2024	685
2025	541
2026	549
Thereafter	4,509
7,320

As of December 31, 2021
2022	$775
2023	722
2024	724
2025	590
2026	605
Thereafter	4,948
$8,364